Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents (Note 25)	$ 120,564	$ 138,510
Short-term investments (Note 10)	117,776	74,004
Trade and other receivables	168,753	96,091
Income taxes receivable	17,209	13,108
Inventories (Note 11)	346,507	214,465
Derivative financial instruments (Note 9)	1,272	640
Prepaid expenses and other current assets	16,838	11,556
Current assets	788,919	548,374
Non-current assets
Mineral properties, plant and equipment (Note 12)	2,504,901	1,301,002
Inventories (Note 11)	24,209	0
Long-term refundable tax	17,900	70
Deferred tax assets (Note 28)	36,447	12,244
Investment in associates (Note 14)	84,319	70,566
Goodwill & other assets (Note 15)	4,987	5,220
Total Assets	3,461,682	1,937,476
Current liabilities
Accounts payable and accrued liabilities (Note 16)	225,330	131,743
Derivative financial instruments (Note 9)	0	51
Current portion of provisions (Note 17)	7,372	5,072
Current portion of lease obligations (Note 18)	14,198	5,356
Income tax payable	24,770	8,306
Current liabilities	271,670	150,528
Non-current liabilities
Long-term portion of provisions (Note 17)	188,012	70,083
Deferred tax liabilities (Note 28)	176,808	148,819
Long-term portion of lease obligations (Note 18)	27,010	1,320
Debt (Note 19)	275,000	0
Deferred revenue (Note 14)	12,542	13,288
Other long-term liabilities (Note 20)	27,754	25,425
Share purchase warrants (Note 14)	15,040	14,664
Total Liabilities	993,836	424,127
Capital and reserves (Note 21)
Issued capital	3,123,514	2,321,498
Reserves	94,274	22,573
Investment revaluation reserve	0	208
Deficit	(754,689)	(836,067)
Total Equity attributable to equity holders of the Company	2,463,099	1,508,212
Non-controlling interests	4,747	5,137
Total Equity	2,467,846	1,513,349
Total Liabilities and Equity	$ 3,461,682	$ 1,937,476